Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Loan to a third party (a)	$-	$7,213
Export input VAT receivables (b)	4,662	4,975
Advances to suppliers	389	3,704
Insurance receivables on written-off accounts receivables (c)	157	574
Interest receivable	352	472
Security deposits	266	298
Employee receivables and business advances	502	262
Receivable from third parties (d)	154	93
Others	25	-
Total	$6,507	$17,591

(a)	On June 15, 2026, Aster Graphics Company Limited entered into a six-month loan agreement with a third party for a principal amount of $7,200. The loan matures on December 15, 2026 and bears interest at an annual rate of 4.50%. For the six months ended June 30, 2026, the Group recognized $13 of interest income from the loan.

(b)	Export input VAT receivables mainly represent the refundable input VAT paid by the Group on the production of goods in the PRC that is recoverable upon export declaration.

(c)	Insurance receivables on written-off accounts receivable mainly represent claim amounts due from insurance companies.

(d)	Receivable from third parties represents funds held on third-party settlement platforms.